RELATED PARTIES' TRANSACTIONS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables, current	$ 8	$ 10
Other receivables, current	4	11
Trade payables, current	29	13
Other receivables, non current		4
TGS [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current	8	10
Other receivables, current	4	8
Trade payables, current	16	11
Other receivables, non current		4
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, current
Other receivables, current		3
Trade payables, current	$ 13	2
Other receivables, non current